1900 K Street, NW Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
ADAM T. TEUFEL adam.teufel@dechert.com +1 202 261 3464 Direct +1 202 261 3164 Fax

May 27, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	PIMCO Funds (the “Trust” or “Registrant”)

(File No. 811-05028)

Ladies and Gentlemen:

On behalf of the Trust, attached for electronic filing pursuant to Section 8(b) of the Investment Company Act of 1940, as amended, is Amendment No. 340 to the Registration Statement of the Trust on Form N-1A, which is being filed to update each Offering Memorandum and Offering Memorandum Supplement of the Trust’s Private Account Portfolio Series, dated July 31, 2013.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact the undersigned at 202.261.3464.

Sincerely,

/s/ Adam T. Teufel

Adam T. Teufel

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